Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	815 Walker Street
Entity Address, Address Line Two	Suite 1155
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	800
Local Phone Number	436-1436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false